Net fee and commission income - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fee and commission income (expense) [abstract]
Contract assets	£ 0	£ 0	£ 0
Contract liabilities	0	0	0
Impairment loss, assets recognised from costs incurred to obtain or fulfil contracts with customers	0	0	0
Capitalised contract costs	103	203	190
Amortisation, capitalised contract costs	58	52	45
Impairment loss, capitalised contract costs	£ 0	£ 0	£ 0